Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2018
Property and buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment , Useful life	30 years
Property and buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment , Useful life	50 years
Machinery equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment , Useful life	5 years
Machinery equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment , Useful life	15 years
Transportation vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment , Useful life	5 years
Transportation vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment , Useful life	10 years
Office and electronic equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment , Useful life	3 years
Office and electronic equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment , Useful life	5 years